Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of Presentation and Consolidation

a. Basis of presentation and consolidation

The consolidated financial statements have been prepared on a historical cost basis to reflect the financial position and results of operations of the Company in accordance with U.S. GAAP and on a going concern basis.

The consolidated financial statements include the financial statements of the Company and its controlled operating entities including the subsidiaries and the VIEs. All inter-company balances and transactions within the Group have been eliminated on consolidation.

The Company has adopted the guidance of accounting for VIEs, which requires VIEs to be consolidated by the primary beneficiary of the entity. The Company’s management made evaluations of the relationships between the Company and its VIEs and the economic benefit flow of contractual arrangements with the VIEs. In connection with such evaluation, management also took into account the fact that, as a result of such contractual arrangements, the Group controls the shareholders’ voting interests in the VIEs. As a result of such evaluation, management concluded that the Group is the primary beneficiary of its VIEs. As a result, the Company consolidates all of its VIEs in its consolidated financial statements. Please refer to Note 3 – “VARIABLE INTEREST ENTITIES” for more details.

Because of the Company’s acquisition on December 15, 2011 of the 17173 Business, which is under common control by Sohu with the Company, the Company’s consolidated financial statements as of and for the years ended December 31, 2010, and 2011 incorporate the results of operations of the combining entities and businesses as to which the common control combination occurred as if the combining entities and businesses had been combined from the date when they first came under the control of Sohu, the controlling party. The Company’s financial statements as of and for the year ended December 31, 2010 have been restated accordingly.

Certain acquired assets of the combining entities and businesses were combined using the existing book values from the perspective of Sohu, the controlling party. No amount was recognized in consideration of goodwill or for the excess of Changyou’s interest in the net fair value of the 17173 Business’s identifiable assets, liabilities and contingent liabilities over cost at the time of the common control combination, to the extent of the continuation of Sohu’s interest.

ASC subtopic 805-50 provides that the consolidated statements of comprehensive income should include the results of each of the combining entities and businesses from the earliest date presented or, if more recent, from the date when the combining entities and businesses first came under common control, regardless of the date of the common control combination.

Use of Estimates

b. Use of estimates

The preparation of these financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates. Significant judgments and estimates include accounting for the basis of consolidation, the recognition of revenues, the determination of share-based compensation expense, the determination of the fair value of identifiable assets and liabilities acquired through business combination, the determination of the fair value of contingent consideration, the determination of the fair value of mezzanine equity, the determination of segment aggregation, assessment of income tax and valuation allowances against deferred tax assets, determination of allowance of doubtful accounts, assessment of impairment of intangible assets, fixed assets, other assets, equity investments and goodwill and the determination of functional currencies.

Fair Value Measurement

c. Fair value measurement

The Company’s financial instruments include cash equivalents, restricted time deposits, accounts receivable, short-term investments, prepaid and other current assets, long-term prepayment in non-current assets, short-term and long-term accounts payable, receipts in advance and deferred revenue, accrued liabilities to suppliers, short-term and long-term bank loans and other accrued liabilities. For fair value measurement, U.S. GAAP establishes a three-tier hierarchy which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1—observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—other inputs that are directly or indirectly observable in the marketplace.

Level 3—unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Cash and Cash Equivalents	d. Cash and cash equivalents The Company’s cash equivalents mainly consist of time deposits placed with banks with an original maturity of three months or less.
Restricted Time Deposits - Bridge Loans from Offshore Banks, Secured by Time Deposits

e. Restricted time deposits - Bridge loans from offshore banks, secured by time deposits

The bridge loans from the offshore branches of the lending banks are classified as short-term bank loans or long-term bank loans based on their repayment period. The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The RMB onshore deposits securing the offshore loans are treated as restricted time deposits on the Company’s consolidated balance sheets. Restricted time deposits are valued based on the prevailing interest rates in the market.

Accounts Receivable, Net

f. Accounts receivable, net

The carrying value of accounts receivable is reduced by an allowance that reflects the Company’s best estimate of the amounts that will not be collected. The Company makes estimates of the collectability of accounts receivable. Many factors are considered in estimating the general allowance, including reviewing delinquent accounts receivable, performing aging analyses and customer credit analyses, and analyzing historical bad debt records and current economic trends. Additional allowance for specific doubtful accounts might be made if the Company’s customers are unable to make payments due to their deteriorating financial conditions. As of December 31, 2011 and 2012, the provision for bad debt was $2.1 million and $3.1 million, respectively.

Short-term Investments

g. Short-term investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to the performance of underlying assets, the Company elected the fair value method at the date of initial recognition and carried these investments subsequently at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income. To estimate fair value, the Company refers to the quoted rate of return provided by banks at the end of each period using discounted cash flow method. Since these investments’ maturity dates are within one year, they are classified as short-term investments. For the years ended December 31, 2010, 2011 and 2012, the Company recorded changes in the fair value of short-term investments in the consolidated statements of comprehensive income of $nil, $659,000 and $1.5 million, respectively.

Fixed Assets and Depreciation

h. Fixed assets and depreciation

Fixed assets, comprising office buildings, computer equipment (including servers), and leasehold improvements are stated at cost less accumulated depreciation and impairment. Fixed assets are depreciated at rates sufficient to write off their costs less impairment, if any, over the estimated useful lives of the assets on a straight-line basis, with no residual value. The estimated useful lives are as follows:

Estimated useful life
Office building	47 years
Computer equipment (including servers)	4 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Office furniture	5 years
Vehicles	4-10 years

Expenditure for maintenance and repairs is expensed as incurred.

The gain or loss on the disposal of fixed assets is the difference between the net sales proceeds and the carrying amount of the relevant assets and is recognized in operating expenses in the consolidated statements of comprehensive income.

As of December 31, 2011 and 2012, the original costs of fully depreciated assets which are still in use were $7.6 million and $15.0 million, respectively.

Intangible Assets

i. Intangible assets

Intangible assets, comprising operating rights for licensed games, computer software purchased from unrelated third parties, developed technologies, trademarks and domain names, cinema advertising slot rights and other finite-lived intangible assets, which are separable from the fixed assets, are stated at cost less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the assets.

Equity Investments

j. Equity investments

Investments in entities over which the Company does not have significant influence are recorded as equity investments and are accounted for by the cost method. Investments in entities over which the Company has significant influence but does not control are also recorded as equity investments and are accounted for by the equity method. Under the equity method, the Company’s share of the post-acquisition profits or losses of the equity investment is recognized in the Company’s consolidated statements of comprehensive income; and the Company’s share of post-acquisition movements in equity investments is recognized in equity in the Company’s consolidated balance sheets. Unrealized gains on transactions between the Company and its equity investments are eliminated to the extent of the Company’s interest in the equity investments. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Company’s share of losses in an equity investment equals or exceeds its interest in the equity investment, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the equity investee.

Goodwill

k. Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and VIEs.

The Company tests goodwill for impairment at the reporting unit level on an annual basis as of October 1, and between annual tests when an event occurs or circumstances change that could indicate that the asset might be impaired. Commencing in September 2011, in accordance with the FASB revised guidance on “Testing of Goodwill for Impairment,” a company first has the option to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If the company decides, as a result of its qualitative assessment, that it is more-likely-than- not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is mandatory. Otherwise, no further testing is required. The quantitative impairment test consists of a comparison of the fair value of goodwill with its carrying value. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

If the carrying amount of reporting unit goodwill exceeds the implied fair value of that goodwill, an impairment loss should be recognized in an amount equal to that excess. The goodwill impairment losses for the years ended December 31, 2010, 2011 and 2012 were $nil, $5.2 million and $nil, respectively.

Impairment of Long-lived Assets and Intangible Assets

l. Impairment of long-lived assets and intangible assets

The carrying amounts of long-lived assets and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less cost to sell. The Company tests impairment of long-lived assets and intangible assets at the reporting unit level when impairment indicator appeared and recognizes impairment in the event that the carrying value exceeds the fair value of each reporting unit. The impairment charges of intangible assets recorded in product development expense and cost for the years ended December 31, 2010, 2011 and 2012 were $2.9 million, $1.1 million, and $5.7 million, respectively. The impairment charges of acquired intangibles via acquisition of businesses expense for the year ended December 31, 2010, 2011 and 2012 were $nil, $219,000 and $2.9 million, respectively.

Receipts in Advance and Deferred Revenue

m. Receipts in advance and deferred revenue

For MMOG operations revenue, proceeds received from sales of prepaid game cards form the basis of the revenues and are initially recorded as receipts in advance from players and are transferred from receipts in advance to deferred revenues when the prepaid cards are activated or charged by the players to their respective personal game accounts. For overseas licensing revenue, deferred revenue represents the unamortized balance of initial license fees paid by overseas licensees.

Following the acquisition of 7Road, deferred revenues from 7Road’s Web game operations mainly represent the unamortized balance of initial license fees paid by certain third-party joint operators of 7Road’s Web games and unrecognized revenue-sharing related to virtual items that are not consumed. In cases where the joint operation agreement with joint operator requires 7Road to set up and maintain the servers to host the Web games for the users, 7Road is obliged to provide on-going services to users and the Company recognizes revenue when virtual items are consumed. For a discussion of revenue recognition with respect to 7Road’s Web game operations, see “Web games developed by 7Road” in Note 4(q).

For the online advertising business, cash payments, which are received in advance of the delivery of online advertising services pursuant to applicable advertising contracts, are recorded as receipts in advance.

Contingent Consideration

n. Contingent Consideration

The acquisition of 7Road includes a contingent consideration arrangement that requires additional consideration to be paid by the Group based on the future financial performance of 7Road through December 31, 2012. The range of the undiscounted amounts the Company could pay under the contingent consideration agreement is between $nil and $32.76 million. The fair value of the contingent consideration of $28.05 million recognized on the acquisition date was estimated by an independent valuation firm, with the income approach applied. There were no indemnification assets involved. As of the end of 2012, 7Road had exceeded the financial performance milestones and as a result changes in the fair value of the contingent consideration of $2.2 million were recognized in other expense for the year ended December 31, 2012.

Mezzanine Equity

o. Mezzanine Equity

Mezzanine Equity consists of non-controlling interest in 7Road and a put option pursuant to which the non-controlling shareholders will have the right to put their equity interests in 7Road to the Company at a pre-determined price if 7Road achieves specified performance milestones before the expiry of the put option and 7Road does not complete an initial public offering on NASDAQ, the New York Stock Exchange or The Stock Exchange of Hong Kong. The put option will expire in 2014. Since the occurrence of the put is not solely within the control of the Company, the Company classifies the non-controlling interest as mezzanine equity instead of permanent equity in the Company’s consolidated financial statements.

In accordance with ASC subtopic 480-10, the Company calculates, on an accumulative basis from the acquisition date, (i) the amount of accretion that would increase the balance of non-controlling interest to its estimated redemption value over the period from the date of the 7Road acquisition to the earliest redemption date of the non-controlling interest and (ii) the amount of net profit attributable to non-controlling shareholders of 7Road based on their ownership percentage. The carrying value of the non-controlling interest as mezzanine equity will be adjusted by an accumulative amount equal to the higher of (i) and (ii). See Note 19 – “MEZZANINE EQUITY.”

The estimated redemption value of the mezzanine equity is re-measured at each reporting date and the change in the redemption value was recognized prospectively over the period from the date of the change in estimate to the earliest exercise date of the put right as an adjustment in net income attributable to mezzanine classified non-controlling interests.

Foreign Currency Translation

p. Foreign currency translation

The Company’s functional and reporting currency is the United States dollar (“U.S. dollar”). The functional currency of the Company’s subsidiaries and VIEs in China is the Renminbi (“RMB”). The functional currency of the Company’s subsidiary in the United Kingdom is the British Pound, the functional currency of the Company’s subsidiary in Malaysia is the Malaysian Ringgit, the functional currency of the Company’s subsidiary in Korea is the South Korean Won, the functional currency of the Company’s subsidiaries in the British Virgin Islands, Hong Kong and the United States of America is the U.S. dollar. Accordingly, assets and liabilities of the China subsidiaries and VIEs are translated at the current exchange rate in effect at the balance sheet date, and revenues and expenses are translated at the average exchange rates for RMB to U.S. dollars in effect during the reporting period. Gains and losses resulting from foreign currency translation to reporting currency are recorded in accumulated other comprehensive income in the consolidated statements of shareholders’ equity for the years presented.

Foreign currency transactions are translated at the applicable rates quoted by the People’s Bank of China (“PBOC”) prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are re-measured at the applicable rates of exchange in effect at that date. Gains and losses resulting from foreign currency re-measurement are included in the consolidated statements of comprehensive income.

Revenue Recognition

q. Revenue recognition

Online Game Revenues

MMOG operations

The Group earns revenue through providing MMOGs to players pursuant to the item-based revenue model. Under the item-based model, the basic game play functions are free of charge and players are charged for purchases of in-game virtual items.

Game operations revenues are collected by the Company’s VIEs through the sale of the Group’s prepaid cards, which the Group sells in both virtual and physical forms to third-party distributors and players. Proceeds received from sales of prepaid cards are initially recorded as receipts in advance from customers and, upon activation or charge of the prepaid cards, are transferred from receipts in advance from customers to deferred revenues. As the Group does not have control of, and generally does not know, the ultimate selling price of the prepaid cards sold by distributors, net proceeds from distributors form the basis of revenue recognition.

Under the item-based revenue model, revenue is recognized over the estimated lives of the virtual items purchased or as the virtual items are consumed. If different assumptions were used in deriving the estimated lives of the virtual items, the timing in which the Group records its revenues would be impacted.

Revenues are recorded net of business tax, discounts and rebates to distributors.

Prepaid cards will expire two years after the date of card production if they have never been activated. The proceeds from the expired game cards are recognized as revenue upon expiration of cards.

Once the prepaid cards are activated and credited to a player’s personal game account, they will not expire as long as the personal game account remains active. The Group is entitled to suspend and close a player’s personal game account if it has been inactive for a period of 180 consecutive days. The unused balances in an inactive player’s personal game account are recognized as revenues when the account is suspended and closed.

For the years ended December 2010, 2011 and 2012, the Group recognized revenues in connection with expired un-activated prepaid cards and unused balances in inactive accounts of approximately $712,000, $964,000 and $627,000, respectively.

Web games developed by 7Road

The Group began generating Web game revenue after its acquisition of a controlling interest in 7Road in May 2011. Through December 31, 2011, 7Road’s revenues were derived entirely from revenue-sharing payments from third-party joint operators of its games and license fees from certain of these joint operators. Beginning in the year ended December 31, 2012, 7Road also derives revenues from direct operation of Wartune on its own website for the game, which was launched in May 2012. The games developed by 7Road are operated primarily under the item-based revenue model, in which game players can access the games free of charge, but may purchase consumable virtual items, including those with a predetermined expiration time, or perpetual virtual items, such as certain costumes that stay bound to a game player throughout the life of the game. In certain of its joint operation arrangements, 7Road provides its games and related services to a third-party joint operator at no upfront fee. In these arrangements, 7Road is entitled to a single stream of revenue-sharing payments from the joint operator when game players convert the joint operator’s virtual currency into 7Road’s game coins or purchase its game coins directly through such operator’s website or game platform. Certain of the joint operators pay 7Road license fees for the exclusive right to operate its games in specified geographic areas or upon achievement of certain performance milestones from the joint operators’ operation of the games. Certain of the joint operators also pay 7Road license fees for the right to be among a selected few who will have the initial right ahead of other operators to jointly operate the games in China during a specified period after their launch.

When 7Road’s games are jointly operated through the websites or platforms of third-party joint operators, 7Road views the third-party joint operators as its customers and recognizes revenues on a net basis as 7Road does not have the primary responsibility for fulfillment and acceptability of the game services. The games may be hosted either on the third-party operators’ servers or on servers that 7Road owns or leases from Internet data centers. For arrangements where the game is hosted on the joint operators’ servers, the game is delivered to the joint operators at the commencement of the joint operation period. The amount of revenue is recognized at the time of conversion, using a usage-based model under ASC 985-605, “Software—Revenue Recognition” and is measured based on the portion to which 7Road is entitled of the amount of game players’ purchase of 7Road’s game coins through the joint operators’ websites or game platforms. For arrangements where the game is hosted on 7Road’s servers, 7Road accounts for multiple elements under ASC 605-25, “Revenue Recognition—Multiple Element Arrangements,” as the joint operators have the right to obtain the games’ software without penalty, and it is technically feasible for them to host the software. There are two separate units of accounting identified as (i) the game and related service elements and (ii) the hosting service element. The game and related service elements are accounted for under ASC 985-605 and for the hosting services which are accounted for under ASC 605, revenue is recognized over the implicit service period during which 7Road is obligated to provide access to the server for the game players of the joint operators’ platforms to be able to consume virtual items.

For 7Road’s direct operation of its Web game Wartune (also known as Shen Qu) through its website for the game, 7Road recognizes revenues on a gross basis as 7Road has the primary responsibility for fulfillment and acceptability of the game services. 7Road is obligated to provide on-going services to the game players, and such obligation is not deemed to be inconsequential and perfunctory after game players purchase its game coins directly through its Website for Wartune. Therefore, 7Road’s revenues from direct operation of Wartune on its website for the game are first recorded as deferred revenues and subsequently recognized as revenue over the service period during which 7Road is obligated to provide services to the game players to enable them to consume their virtual items.

For 7Road’s license revenue for the exclusive right, 7Road does not include any hosting services and are accounted for under ASC 985-605, “Software—Revenue Recognition.” Since the Group is required to provide when-and-if-available updates and upgrades to the Joint Operators during the contract terms for which the Group does not have vendor-specific objective evidence of fair value, such license fees are initially recorded as deferred revenue and then recognized as revenue ratably over the contract periods from the date the game is launched, or in the case of license fees contingent upon achievement of performance milestone, over the remaining contract periods commencing from the date on which such milestones are achieved. In addition, license revenue for initial right ahead of other operators are recognized ratably over the specified exclusive operation periods.

All of 7Road’s game domestic revenues from the joint operation of its games within China, which are generated through Shenzhen 7Road, are subject to 17% PRC VAT, and that Shenzhen 7Road, as a “software enterprise,” is entitled to a 14% VAT refund immediately upon the filing of its VAT returns, with the result that 7Road’s net effective PRC VAT rate is 3%. The amounts of PRC VAT included in 7Road’s revenues for the years ended December 31, 2012 were $8.8 million, compared to $1.9 million after the acquisition of 7Road in May 2011.

Overseas licensing

The Group enters into licensing arrangements with overseas licensees to operate the Group’s MMOGs in other countries or regions. These licensing agreements provide two revenue streams, consisting of an initial license fee and a monthly revenue-based royalty fee based on monthly revenue and sales from ancillary products of the games. The initial license fee is based on both a fixed amount and additional amounts receivable upon the game’s achieving certain sales targets. Since the Group is obligated to provide post-sales services such as technical support and provision of updates and when-and-if-available upgrades to the licensees during the license period, the initial license fee from the licensing arrangement is recognized as revenue ratably over the license period. The fixed amount of the initial license fee is recognized ratably over the remaining license period from the launch of the game and the additional amount is recognized ratably over the remaining license period from the date such additional amount is certain. The monthly revenue-based royalty fee is recognized when relevant services are delivered, provided that collectability is reasonably assured.

Online Advertising Revenues

The Group’s online advertising revenues are generated from the 17173 Business. A contract is signed to establish a fixed price and the advertising services to be provided. Based on the contracts, the 17173 Business provides advertisement placements on its Websites and/or in different formats, including, among other things, banners, links, logos, buttons, rich media and content integration.

To determine the method of recognition of online advertising revenue, prior to entering into contracts, management makes a credit assessment of the customer to assess the collectability of the contract. For those contracts for which collectability is determined to be reasonably assured, revenue is recognized ratably over the period during which the advertising services are provided and when all revenue recognition criteria are met. For those contracts for which collectability is determined to not be reasonably assured, revenue is recognized only when the cash is received and all other revenue recognition criteria are met.

Before 2011, the 17173 Business treated multiple deliverable elements of advertising contracts as a single unit of accounting for revenue recognition purposes. On January 1, 2011, in accordance with ASU No.2009 -13, the 17173 Business began to treat advertising contracts with multiple deliverable elements as separate units of accounting for revenue recognition purposes and to recognize revenue on a periodic basis during the contract periods when each deliverable service was provided. Since the contract price is for all the deliverables under an advertising contract, the 17173 Business allocates the contract price among all the deliverables at the inception of the arrangement on the basis of their relative selling prices according to the selling price hierarchy established by ASU No.2009 -13. The 17173 Business first uses vendor-specific objective evidence of selling price, if it exists. If vendor-specific objective evidence of selling price does not exist, the 17173 Business uses third-party evidence of selling price. If neither vendor-specific objective evidence of selling price nor third-party evidence of selling price exists, the 17173 Business uses management’s best estimate of the selling price for the deliverable.

A pilot program for transition from the imposition of Business Tax to the imposition of VAT for revenues from certain industries (the “Pilot Program”) was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the Pilot Program was expanded from Shanghai to eight other cities and provinces in China, including Beijing. Online advertising revenues became subject to VAT on September 1, 2012, at a rate of 6%. Online advertising revenues are recognized after deducting agent rebates and net of VAT and related surcharges.

Others Revenues

For cinema advertising revenues, a contract is signed with the advertiser to establish a fixed price and specify advertising services to be provided. Based on the contracts, the Group provides advertisement placements in advertising slots to be shown in theatres before the screening of movies. Revenue from cinema advertising is recognized when all the recognition criteria are met. Depending on the terms of a customer contract, fees for services performed can be recognized according to two principal methods, consisting of the proportional performance method and the straight-line method. Under the proportional performance method, fees are generally recognized based on a percentage of the advertising slots actually delivered where the fee is earned on a per-advertising slot placement basis. Under the straight-line method, fees are recognized on a straight-line basis over the contract period when the fee is not paid based on the number of advertising slots actually delivered.

Presentation of PRC Value Added Tax and Business Tax

Under ASC 605-45, the presentation of taxes on either a gross basis (included in revenues and costs) or a net basis (excluded from revenues) is an accounting policy decision determined by management.

As VAT imposed on online advertising and cinema advertising revenues and VAT imposed on 7Road’s revenues deemed to be from the sale of software are considered as substantially different in nature, the Group determined that it is reasonable to apply the guidance separately for these two types of VAT. VAT payable on online advertising and cinema advertising revenues is the difference between the output VAT (at a rate of 6%) and available input VAT amount (at the rate applicable to the supplier) which is the VAT paid to suppliers in relation to the cost for provision of online advertising and cinema advertising services. On the other hand, VAT is payable by 7Road at an effect effective rate of 3% of revenues deemed to be from the sale of software, irrespective of the availability of any input VAT, under preferential VAT treatment provided to 7Road by the local tax bureau.

The Group adopted the net presentation method for its MMOG revenues, online advertising revenues and cinema advertising revenues and adopted the gross presentation method for the revenues of 7Road deemed to be derived from the sale of software.

Under net presentation methods, the revenue was net of business tax (at a rate of 5%) or value added tax (at a rate of 6%).

Under gross presentation methods, the Company present PRC VAT on a gross basis, by which VAT collected from customers at the rate of 17% is included in revenues, and the net VAT payment at the effective PRC VAT rate of 3% is included in cost of revenues, because the Company considers 7Road’s 17% VAT obligation and its entitlement to a 14% VAT refund as one integrated preferential VAT policy.

Cost of Revenues

r. Cost of revenues

Cost of online game revenues mainly consists of salary and benefits, revenue-based royalty payments to the game developers, bandwidth leasing charges, amortization of licensing fees, depreciation expenses, business tax and value-added tax which primarily arise from the revenue that AmazGame and Gamespace derive from their contractual arrangements with Gamease and Guanyou Gamespace, respectively, and other direct costs.

Cost of online advertising revenues mainly consists of salary and benefit, bandwidth leasing costs, depreciation expenses, and advertising design cost.

Other cost of revenues mainly consists of payments to theatres and film production companies for pre-film screening advertising slots and charges for impairment of intangible assets.

Product Development Expenses

s. Product development expenses

Costs incurred for the development of online games prior to the establishment of technological feasibility and costs incurred for maintenance after the online games are available for marketing are expensed when incurred and are included in product development expenses.

During the years ended December 31, 2010, 2011 and 2012, the Company did not capitalize any product development expense.

Government Grant

t. Government Grant

A government grant is recognized when the grant is received and the relevant requirements have been complied with. Government grants are generally recorded as other income, and grants for which the government stipulates specified uses are recorded as a reduction in operating expenses. For the years ended December 31, 2010, 2011 and 2012, awards from the PRC government recorded in other income were $721,000, $16,000 and $3,422,000, respectively, and awards recorded as a reduction in operating expenses were $nil, $126,000 and $158,000 respectively.

Advertising Expense

u. Advertising expense

Advertising expenses, which generally represent the cost of promotions to create or stimulate a positive image of the Company or a desire to buy the Company’s products and services, are expensed as incurred. Included in sales and marketing expense are advertising costs of $32.5 million, $33.4 million and $42.3 million, respectively, for the years ended December 31, 2010, 2011 and 2012. Advertising expenses charged from Sohu were $7.5 million, $6.0 million and $14.0 million, respectively, for the years ended December 31, 2010, 2011 and 2012.

Operating Leases

v. Operating leases

Leases for which substantially all of the risks and rewards of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases net of any incentives received by the Company from the leasing company are charged to the consolidated statements of comprehensive income on a straight-line basis over the lease periods.

Share-based Compensation Expense

w. Share-based compensation expense

Share-based compensation expense is for the share awards, including ordinary shares, share options, restricted shares and restricted share units, granted by the Company to employees and directors. Share-based compensation expense of employees is recognized as costs and/or expenses in the financial statements based on the fair values of the related share-based awards on their grant dates.

Changyou and 7Road both have incentive plans for the granting of share-based awards, including share options, restricted shares and restricted share units, to their employees and directors.

For share-based awards, in determining the fair value of ordinary shares, restricted shares and restricted share units granted before the shares underlying the awards were publicly traded , the income approach/discounted cash flow method with a discount for lack of marketability was applied. In determining the fair value of restricted share units granted shortly before Changyou’s initial public offering, the fair value of the underlying shares was determined based on the offering price in the initial public offering. In determining the fair value of restricted share units granted after Changyou’s initial public offering, the public market price of the underlying shares on the grant dates is applied. In determining the fair value of share options granted by Sohu to employees of Changyou prior to its initial public offering, the Company applied the Black-Scholes valuation model.

Determining the fair value of the ordinary shares not publicly traded required complex and subjective judgments regarding the Company’s projected financial and operating results, its unique business risks, the liquidity of its ordinary shares and its operating history and prospects at the time the grants were made. The assumptions used in share-based compensation expense recognition represent management’s best estimates based on historical experience and consideration to developing expectations about the future. However, these estimates involve inherent uncertainties and the application of management judgment. If factors change or different assumptions are used, the share-based compensation expense could be materially different for any period. Moreover, the estimates of fair value are not intended to predict actual future events or the value that ultimately will be realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the Company for accounting purposes.

Share-based compensation expense for share options, restricted shares and restricted share units granted is recognized on an accelerated basis over the requisite service period. The number of share-based awards for which the service is not expected to be rendered over the requisite period is estimated, and the related compensation expense is not recorded for that number of awards.

Income Taxes

x. Income taxes

Current income taxes are provided on the basis of income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the liability method. Under this method, deferred income taxes are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. The deferred tax assets are reduced by a valuation allowance if it is considered based on available evidence more likely than not that some portion, or all, of the deferred tax assets will not be realized. Deferred tax liability is not recognized for undistributed earnings of PRC subsidiaries if the subsidiary has invested or will invest the undistributed earnings indefinitely.

Uncertain Tax Positions

y. Uncertain tax positions

In order to assess uncertain tax positions, the Company applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. For the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon settlement.

Earnings per Share

z. Earnings per share

Basic earnings per share is computed using the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the year. Potential ordinary shares consist of shares issuable upon the exercise of stock options and shares issuable upon the settlement of restricted share units. Potential ordinary shares are accounted for in the computation of diluted earnings per share using the treasury stock method. Potential ordinary shares are not included in the denominator of the diluted earnings per share calculation when inclusion of such shares would be anti-dilutive, such as in a period in which a net loss is recorded. Earnings per share is computed on Class A ordinary shares and Class B ordinary shares together, because both classes have the same dividend rights and the same participation rights in the Company’s undistributed earnings.

Comprehensive Income

aa. Comprehensive income

Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment.

Segment Reporting

ab. Segment reporting

Operating segments are defined as components of an enterprise about which separate financial information is available and is evaluated regularly by the chief operating decision maker (“CODM”), or a decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is its Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run the Company’s business operations, which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on its organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results.

The Company has determined that the business segments that constitute its primary reportable segments are the online game segment, which consists of MMOGs and Web games, and the 17173 Business segment, which consists of the online advertising business.

Before 2011, the Group principally engaged in the development, operation and licensing of MMOGs and operated and managed this business as a single segment. In 2011, Changyou expanded its business by acquisitions in the Web game, online advertising and cinema advertising businesses, and generated revenues from the operations of such businesses. With the goal of optimizing the management of operations, the Company’s CODM separately reviewed key information of each of four operating segments consisting of MMOG, Web game, the 17173 Business and cinema advertising. The Company concluded that the MMOG and Web game have similar economic characteristics and meet all of the aggregation criteria that are required under ASC280 to aggregate identified operating segments. Hence the Company aggregated MMOG and Web game as one reportable segment under online game. In addition, cinema advertising is not deemed significant enough to qualify as a separate, reportable segment and therefore is included in the “others.”

Recently Issued Accounting Standards

ac. Recently issued accounting standards

In July 2012, the FASB issued revised guidance on “Testing Indefinite-Lived Intangible Assets for Impairment”. The revised guidance provides an entity the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform a quantitative impairment test by comparing the fair value with the carrying amount in accordance with ASC 350-30. The revised guidance is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted. This amendment will not have a material effect on the Group’s financial position, results of operations or liquidity.

In February 2013, the FASB issued revised guidance on “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” The revised guidance does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the revised guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The revised guidance is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The revised guidance will not have a material effect on the Group’s financial position, results of operations or liquidity.